SCHEDULE OF INVESTMENTS
Ivy Apollo Multi-Asset Income Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 0.0%
Altice N.V., Class A(A)(B)	9	$32
Altice USA, Inc., Class A(A)	2	47

		79

Integrated Telecommunication Services – 1.6%
Orange S.A.(B)(C)	205	3,239
Verizon Communications, Inc.	73	4,176

		7,415

Wireless Telecommunication Service – 0.1%
SBA Communications Corp.(A)	1	263

Total Communication Services - 1.7%		7,757

Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(D)	1	—	*

Apparel, Accessories & Luxury Goods – 0.4%
LVMH Moet Hennessy - Louis Vuitton(B)	4	1,777

Casinos & Gaming – 0.4%
Sands China Ltd.(B)	225	1,076
Wynn Macau Ltd.(B)	464	1,038

		2,114

Education Services – 0.0%
Laureate Education, Inc., Class A(A)	11	168

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	9	1,832

Hotels, Resorts & Cruise Lines – 0.2%
Studio City International Holdings Ltd.(A)	35	703

Total Consumer Discretionary - 1.4%		6,594

Consumer Staples
Household Products – 0.9%
Procter & Gamble Co. (The)	38	4,175

Hypermarkets & Super Centers – 0.6%
Wal-Mart Stores, Inc.	28	3,065

Packaged Foods & Meats – 2.2%
Danone S.A.(B)	26	2,182
Mowi ASA(B)	79	1,843
Nestle S.A., Registered Shares(B)	58	5,984

		10,009

Personal Products – 0.9%
Unilever plc(B)	73	4,551

Tobacco – 1.4%
British American Tobacco plc(B)	67	2,347
Philip Morris International, Inc.	54	4,245

		6,592

Total Consumer Staples - 6.0%		28,392

Energy
Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co.(A)(B)(D)	7	105

Integrated Oil & Gas – 4.7%
Chevron Corp.	35	4,394
PJSC LUKOIL ADR(A)(B)	28	2,358
Royal Dutch Shell plc, Class A(B)	220	7,196
Suncor Energy, Inc.	91	2,850
Total S.A.(B)	102	5,722

		22,520

Oil & Gas Exploration & Production – 0.7%
Bellatrix Exploration Ltd.(A)(B)	76	52
CNOOC Ltd.(B)	2,089	3,562

		3,614

Total Energy - 5.4%		26,239

Financials
Asset Management & Custody Banks – 0.5%
3i Group plc(B)	178	2,522

Diversified Banks – 3.9%
Banco Santander S.A.(B)(C)	586	2,714
Bank of Montreal(B)	52	3,908
BNP Paribas S.A.(B)	75	3,547
BOC Hong Kong (Holdings) Ltd.(B)	863	3,397
DBS Group Holdings Ltd.(B)	134	2,572
ING Groep N.V., Certicaaten Van Aandelen(B)	186	2,159

		18,297

Other Diversified Financial Services – 1.4%
Citigroup, Inc.	71	4,941
JPMorgan Chase & Co.	18	2,020

		6,961

Property & Casualty Insurance – 1.0%
Tokio Marine Holdings, Inc.(B)	96	4,827

Regional Banks – 0.4%
KeyCorp	118	2,099

Total Financials - 7.2%		34,706

Health Care
Pharmaceuticals – 3.0%
Advanz Pharma Corp.(A)(B)	6	96
AstraZeneca plc(B)	61	4,978
Pfizer, Inc.	134	5,785
Roche Holdings AG, Genusscheine(B)	13	3,698

		14,557

Total Health Care - 3.0%		14,557

Industrials
Aerospace & Defense – 2.1%
BAE Systems plc(B)	328	2,062
Boeing Co. (The)	5	1,835
Lockheed Martin Corp.	17	6,201

		10,098

Construction & Engineering – 0.7%
Vinci(B)	33	3,393

Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc.	14	1,905

Electrical Components & Equipment – 0.4%
Eaton Corp.	25		2,064

Industrial Conglomerates – 0.8%
Koninklijke Philips Electronics N.V., Ordinary Shares(B)	82		3,549

Total Industrials - 4.4%			21,009

Information Technology
Semiconductors – 1.8%
Intel Corp.	57		2,729
Taiwan Semiconductor Manufacturing Co. Ltd.(A)(B)	752		5,752

			8,481

Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co. Ltd.(B)	120		4,889

Total Information Technology - 2.8%			13,370

Materials
Construction Materials – 0.4%
CRH plc(B)	60		1,958

Diversified Chemicals – 0.4%
Eastman Chemical Co.	23		1,783

Diversified Metals & Mining – 0.7%
Anglo American plc(B)	123		3,500

Forest Products – 0.1%
Weyerhaeuser Co.	14		369

Total Materials - 1.6%			7,610

Real Estate
Diversified Real Estate Activities – 1.2%
CoreSite Realty Corp.	2		212
Heiwa Real Estate Co. Ltd.(B)	21		424
Mitsubishi Estate Co. Ltd.(B)	85		1,575
Mitsui Fudosan Co. Ltd.(B)	41		384
Mitsui Fudosan Co. Ltd.(B)	52		1,252
Sun Hung Kai Properties Ltd.(B)	86		1,456

			5,303

Diversified REITs – 0.9%
British Land Co. plc (The)(B)	48		329
Cominar Real Estate Investment Trust(B)	11		101
Dexus(B)	59		537
Gecina(B)	4		670
GPT Group(B)	95		409
H&R Real Estate Investment Trust(B)	5		89
Kenedix Office Investment Corp.(B)	—	*	372
Land Securities Group plc(B)	58		613
Lar Espana Real Estate Socimi S.A.(B)	21		165
Merlin Properties Socimi S.A.(B)	25		341
NSI N.V.(B)	6		245
RDI REIT plc(B)	14		19
VEREIT, Inc.	36		323

			4,213

Health Care REITs – 0.5%
Healthcare Trust of America, Inc., Class A	22		601
National Health Investors, Inc.	5		429
Welltower, Inc.	16		1,296

			2,326

Hotel & Resort REITs – 0.3%
Ichigo Hotel Investment Corp.(B)	—	*	168
Park Hotels & Resorts, Inc.	13		356
Pebblebrook Hotel Trust	16		448
Sunstone Hotel Investors, Inc.	29		399

			1,371

Industrial REITs – 0.5%
Duke Realty Corp.	17		526
First Industrial Realty Trust, Inc.	16		582
ITOCHU Advance Logistics Investment Corp.(B)	—	*	151
ProLogis, Inc.	7		588
SEGRO plc(B)	63		581

			2,428

Office REITs – 1.2%
Alexandria Real Estate Equities, Inc.	5		710
Boston Properties, Inc.	7		881
Derwent London plc(B)	6		256
Global One Corp.(B)	—	*	349
Great Portland Estates plc(B)	53		458
Hibernia REIT plc(B)	194		320
Highwoods Properties, Inc.	8		319
Japan Real Estate Investment Corp.(B)	—	*	450
ORIX JREIT, Inc.(B)	—	*	653
SL Green Realty Corp.	9		736
Vornado Realty Trust	12		778

			5,910

Real Estate Development – 0.2%
City Developments Ltd.(B)	54		375
New World Development Co. Ltd.(B)	375		587

			962

Real Estate Operating Companies – 1.1%
Entra ASA(B)	25		385
First Capital Realty, Inc.(B)(C)	9		143
Grainger plc(B)	68		212
Hang Lung Properties Ltd.(B)	373		887
Keihanshin Building Co. Ltd.(B)	19		172
LEG Immobilien AG(B)	2		195
PSP Swiss Property Ltd., Registered Shares(B)	1		104
Shurgard Self Storage Europe S.a.r.l.(B)	6		208
Swire Properties Ltd.(B)	437		1,767
Vonovia SE(B)	25		1,206

			5,279

Residential REITs – 1.0%
American Campus Communities, Inc.	15		669
AvalonBay Communities, Inc.	9		1,734
AvalonBay Communities, Inc.	8		159
Boardwalk(B)	1		33
Equity Residential	20		1,536
Invitation Homes, Inc.	25		676
Irish Residential Properties REIT plc(B)	68		130

			4,937

Retail REITs – 1.2%
Agree Realty Corp.	4		280
Choice Properties REIT(B)	7		76

Macerich Co. (The)	10	342
National Retail Properties, Inc.	7	383
Regency Centers Corp.	15	1,010
Scentre Group(B)	257	694
Simon Property Group, Inc.	9	1,381
Taubman Centers, Inc.	10	423
Unibail-Rodamco-Westfield(B)	3	489
Weingarten Realty Investors	17	453

		5,531

Specialized REITs – 0.9%
Big Yellow Group plc(B)	16	200
Chartwell Retirement Residences(B)	8	91
CoreCivic, Inc.	13	265
Crown Castle International Corp.	1	192
CubeSmart	24	793
Digital Realty Trust, Inc.	3	370
Public Storage, Inc.	7	1,606
VICI Properties, Inc.	30	653

		4,170

Total Real Estate - 9.0%		42,430

Utilities
Electric Utilities – 2.2%
E.ON AG(B)	307	3,326
ENEL S.p.A.(B)	573	3,997
Exelon Corp.	73	3,512

		10,835

Water Utilities – 0.5%
Guangdong Investment Ltd.(B)	1,218	2,408

Total Utilities - 2.7%		13,243

TOTAL COMMON STOCKS – 45.2%		$215,907

(Cost: $194,811)

INVESTMENT FUNDS
Registered Investment Companies – 0.4%
iShares iBoxx $ High Yield Corporate Bond ETF	21	1,831

TOTAL INVESTMENT FUNDS – 0.4%		$1,831

(Cost: $1,788)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(D)(E)	233	18

Total Consumer Staples - 0.0%		18

Energy
Oil & Gas Exploration & Production – 0.3%
Targa Resources Corp., 9.500%(A)(E)	1	1,373

Total Energy - 0.3%		1,373

TOTAL PREFERRED STOCKS – 0.3%		$1,391

(Cost: $1,521)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(F)	3	—	*

TOTAL WARRANTS – 0.0%		$0

(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps), 6.097%, 7-15-26 (G)(H)	$600	598
Anchorage Credit Funding Ltd., Series 2015-2A, Class D, 7.300%, 1-25-31 (G)	600	600
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps), 10.342%, 7-20-28 (H)	650	640
Crown Point CLO Ltd., Series 2018-5A, Class E (3-Month U.S. LIBOR plus 565 bps), 8.238%, 7-17-28 (G)(H)	250	241
Eaton Vance CDO Ltd., Series 2013-1A, Class CR (3-Month U.S. LIBOR plus 425 bps), 6.847%, 1-15-28 (G)(H)	2,290	2,285
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps), 9.042%, 7-23-31 (G)(H)	750	705
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps), 6.080%, 10-25-30 (G)(H)	1,000	945
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps), 5.935%, 11-13-31 (G)(H)	1,200	1,164
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps), 8.712%, 10-20-31 (G)(H)	500	480
Race Point CLO Ltd., Series 2013-8A, Class DR (3-Month U.S. LIBOR plus 380 bps), 6.320%, 2-20-30 (G)(H)	500	498

TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps), 6.492%, 10-20-30 (G)(H)		750	735
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps), 8.492%, 7-20-31 (G)(H)		500	448
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps), 6.842%, 1-20-29 (G)(H)		400	399

TOTAL ASSET-BACKED SECURITIES – 2.0%			$9,738

(Cost: $9,901)

CORPORATE DEBT SECURITIES
Communication Services
Advertising – 0.1%
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2-15-24		300	309

Alternative Carriers – 0.0%
Consolidated Communications Finance II Co., 6.500%, 10-1-22(C)		142	132
MTN (Mauritius) Investments Ltd., 4.755%, 11-11-24		200	200

			332

Broadcasting – 0.3%
Clear Channel International B.V., 8.750%, 12-15-20(G)		85	87
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(G)		715	776
Globo Comunicacoes e Participacoes S.A., 4.843%, 6-8-25		200	205
Nexstar Escrow Corp., 5.625%, 8-1-24(G)		53	55
Nexstar Escrow, Inc., 5.625%, 7-15-27(G)		461	473

			1,596

Cable & Satellite – 3.4%
Altice Financing S.A.:
6.625%, 2-15-23(G)		287	294
7.500%, 5-15-26(G)		1,600	1,608
Altice France S.A.:
7.375%, 5-1-26(G)		1,122	1,150
8.125%, 2-1-27(G)		1,200	1,260
Altice Luxembourg S.A., 10.500%, 5-15-27(G)		1,706	1,753
Altice S.A.:
7.250%, 5-15-22(G)(I)	EUR	54	63
7.750%, 5-15-22(G)		$500	508
6.250%, 2-15-25(G)(I)	EUR	250	282
7.625%, 2-15-25(G)		$1,006	946
Altice U.S. Finance I Corp.:
5.375%, 7-15-23(G)		446	458
5.500%, 5-15-26(G)		600	629

Block Communications, Inc., 6.875%, 2-15-25(G)	43	45
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2-1-28(G)	909	928
5.375%, 6-1-29(C)(G)	847	875
CSC Holdings LLC, 5.375%, 2-1-28(G)	880	914
DISH DBS Corp.:
5.875%, 7-15-22	1,000	1,015
5.875%, 11-15-24	335	317
7.750%, 7-1-26	498	488
Intelsat Jackson Holdings S.A., 9.500%, 9-30-22(G)	926	1,080
Millicom International Cellular S.A., 6.250%, 3-25-29(G)	200	215
Neptune Finco Corp., 6.625%, 10-15-25(G)	225	241
Quebecor Media, Inc., 5.750%, 1-15-23	228	244
VTR Finance B.V., 6.875%, 1-15-24(G)	1,066	1,103

		16,416

Integrated Telecommunication Services – 1.6%
Frontier Communications Corp.:
6.875%, 1-15-25	942	527
11.000%, 9-15-25	1,409	874
8.500%, 4-1-26(G)	1,342	1,302
8.000%, 4-1-27(G)	1,547	1,609
GCI, Inc., 6.875%, 4-15-25	840	876
West Corp., 8.500%, 10-15-25(G)	2,588	2,264

		7,452

Publishing – 0.1%
E.W. Scripps Co., 5.125%, 5-15-25(G)	61	59
MDC Partners, Inc., 6.500%, 5-1-24(G)	688	632

		691

Wireless Telecommunication Service – 0.3%
Digicel Group Ltd.:
8.250%, 9-30-22(G)	195	42
8.250%, 12-30-22(G)	205	113
Digicel Group Ltd. (7.125% Cash or 2.000% PIK), 9.125%, 4-1-24(G)(J)	212	43
Digicel International Finance Ltd., 8.750%, 5-25-24(C)(G)	1,276	1,206
Digicel Ltd., 6.750%, 3-1-23(G)	400	224

		1,628

Total Communication Services - 5.8%		28,424

Consumer Discretionary
Auto Parts & Equipment – 0.0%
Adient U.S. LLC, 7.000%, 5-15-26(G)	41	42
Panther BF Aggregator 2 L.P., 6.250%, 5-15-26(G)	103	107

		149

Automotive Retail – 0.3%
Allison Transmission, Inc., 5.000%, 10-1-24(G)	136	139
Penske Automotive Group, Inc., 5.500%, 5-15-26	136	142
Sonic Automotive, Inc.:
5.000%, 5-15-23	623	628
6.125%, 3-15-27	185	182

Turkiye Sise ve Cam Fabrikalari A.S., 6.950%, 3-14-26(G)		200	201

			1,292

Casinos & Gaming – 0.7%
Everi Payments, Inc., 7.500%, 12-15-25(G)		731	764
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(G)		426	448
Golden Nugget, Inc., 6.750%, 10-15-24(G)		914	941
Scientific Games International, Inc. (GTD by Scientific Games Corp.), 5.000%, 10-15-25(G)		474	479
Wynn Macau Ltd.:
4.875%, 10-1-24(G)		200	196
5.500%, 10-1-27(G)		409	398

			3,226

Education Services – 0.4%
Laureate Education, Inc., 8.250%, 5-1-25(G)		1,931	2,110

Homebuilding – 0.2%
K Hovnanian Enterprises, Inc., 10.000%, 7-15-22(G)		977	823
Lennar Corp., 4.125%, 1-15-22		214	220

			1,043

Hotels, Resorts & Cruise Lines – 0.2%
Boyne USA, Inc., 7.250%, 5-1-25(G)		426	461
Marriott Ownership Resorts, Inc., 6.500%, 9-15-26		494	530
VOC Escrow Ltd., 5.000%, 2-15-28(G)		81	82

			1,073

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27		356	369

Leisure Products – 0.2%
Mattel, Inc., 6.750%, 12-31-25(G)		791	814

Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10-15-25(G)		261	263
Tasty Bondco 1 S.A., 6.250%, 5-15-26(G)(I)	EUR	162	194

			457

Specialized Consumer Services – 0.2%
Klesia Prevoyance, 5.375%, 12-8-26(I)		200	240
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21(G)		$400	401
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(G)		148	148
Service Corp. International, 5.125%, 6-1-29		341	359

			1,148

Specialty Stores – 1.0%
Cumberland Farms, Inc., 6.750%, 5-1-25(G)		328	348
Party City Holdings, Inc., 6.625%, 8-1-26(C)(G)		320	310

Staples, Inc.:
7.500%, 4-15-26(G)	2,584	2,569
10.750%, 4-15-27(G)	1,550	1,542

		4,769

Total Consumer Discretionary - 3.4%		16,450

Consumer Staples
Agricultural Products – 0.1%
NBM U.S. Holdings, Inc., 7.000%, 5-14-26(G)	200	211

Food Distributors – 0.3%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.), 6.875%, 1-19-25	200	209
Performance Food Group, Inc., 5.500%, 6-1-24(G)	472	482
U.S. Foods, Inc., 5.875%, 6-15-24(G)	529	543

		1,234

Household Products – 0.1%
First Quality Finance Co., Inc., 5.000%, 7-1-25(G)	665	670

Packaged Foods & Meats – 1.6%
JBS Investments II GmbH (GTD by JBS S.A.), 7.000%, 1-15-26	400	433
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(G)	782	804
5.750%, 6-15-25(G)	790	822
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(G)	1,323	1,437
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.), 6.500%, 4-15-29(G)	338	367
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(G)	153	155
5.875%, 9-30-27(G)	550	570
Post Holdings, Inc.:
5.500%, 3-1-25(G)	143	148
5.000%, 8-15-26(G)	220	223
5.750%, 3-1-27(G)	973	1,004
Simmons Foods, Inc.:
7.750%, 1-15-24(G)	274	295
5.750%, 11-1-24(G)	1,826	1,662

		7,920

Total Consumer Staples - 2.1%		10,035

Energy
Coal & Consumable Fuels – 0.1%
Minejesa Capital B.V., 4.625%, 8-10-30	200	202

Integrated Oil & Gas – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 5.999%, 1-27-28	400	425

Oil & Gas Drilling – 0.3%
Ensco plc, 7.750%, 2-1-26	443	330
KCA Deutag UK Finance plc, 7.250%, 5-15-21(G)	1,000	753
Offshore Drilling Holding S.A., 8.375%, 9-20-20(G)(K)	1,400	483

		1,566

Oil & Gas Equipment & Services – 0.3%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(G)		567	514
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5-1-24(G)		695	650
Nine Energy Service, Inc., 8.750%, 11-1-23(G)		311	303
SESI LLC, 7.125%, 12-15-21		155	108

			1,575

Oil & Gas Exploration & Production – 1.4%
Bellatrix Exploration Ltd., 8.500%, 9-11-23		177	180
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(J)		193	196
Chesapeake Energy Corp.:
7.000%, 10-1-24(C)		742	666
8.000%, 1-15-25(C)		67	62
Crownrock L.P., 5.625%, 10-15-25(G)		1,255	1,255
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(G)		438	454
5.750%, 1-30-28(G)		319	336
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(G)		601	485
Gazprom OAO Via Gaz Capital S.A., 7.288%, 8-16-37		200	252
Laredo Petroleum, Inc., 6.250%, 3-15-23(C)		142	132
Moss Creek Resources Holdings, Inc., 7.500%, 1-15-26(G)		1,005	857
PT Pertamina (Persero), 5.625%, 5-20-43		200	220
Sanchez Energy Corp., 7.250%, 2-15-23(C)(G)		111	84
Seven Generations Energy Ltd.:
6.750%, 5-1-23(G)		971	988
5.375%, 9-30-25(G)		419	403
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK), 11.000%, 7-12-24(J)		172	65
WildHorse Resource Development Corp., 6.875%, 2-1-25		103	97

			6,732

Oil & Gas Refining & Marketing – 0.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24		163	165
6.375%, 7-1-26		218	219
Comstock Escrow Corp., 9.750%, 8-15-26		1,809	1,388
EG Global Finance plc, 4.375%, 2-7-25(G)(I)	EUR	169	191
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(G)		$207	48
8.000%, 2-15-25(G)		221	48
7.750%, 5-15-26(G)		323	288
QEP Resources, Inc., 5.625%, 3-1-26		269	253
Turkiye Petrol Rafinerileri A.S., 4.500%, 10-18-24		200	182

			2,782

Total Energy - 2.8%			13,282

Financials
Consumer Finance – 0.3%
CURO Group Holdings Corp., 8.250%, 9-1-25(G)		533	443
Quicken Loans, Inc., 5.750%, 5-1-25(G)		900	927

			1,370

Diversified Banks – 0.0%
BBVA Bancomer S.A., 5.350%, 11-12-29		200	197

Financial Exchanges & Data – 0.4%
MSCI, Inc., 5.250%, 11-15-24(G)		60	62
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(G)		423	435
8.250%, 11-15-26(G)		1,395	1,435

			1,932

Insurance Brokers – 0.4%
NFP Corp., 6.875%, 7-15-25(G)		1,747	1,729

Life & Health Insurance – 0.4%
Aegon N.V., 4.000%, 4-25-44(I)	EUR	200	249
MetLife, Inc.:
9.250%, 4-8-38(G)		$445	623
10.750%, 8-1-39		452	716
RL Finance Bonds No. 2 plc, 6.125%, 11-30-43(I)	GBP	100	143

			1,731

Multi-Line Insurance – 0.1%
ASR Nederland N.V., 5.125%, 9-29-45(I)	EUR	100	133
Humanis Prevoyance, 5.750%, 10-22-25(I)		300	353

			486

Multi-Sector Holdings – 0.0%
Scottish Widows Ltd., 5.500%, 6-16-23(I)	GBP	100	142

Other Diversified Financial Services – 0.3%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 12-1-19(G)(J)(L)		$2,703	1,406

Property & Casualty Insurance – 0.4%
Amwins Group, Inc., 7.750%, 7-1-26(G)		525	543
Hub International Ltd., 7.000%, 5-1-26(G)		1,071	1,086
Mapfre S.A., 4.375%, 3-31-47(I)	EUR	100	128

			1,757

Specialized Finance – 0.9%
ALROSA Finance S.A., 4.650%, 4-9-24(G)		$200	207
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(G)		809	819
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(G)		434	452
Cosan Luxembourg S.A., 7.000%, 1-20-27(G)		200	218
DAE Funding LLC:
5.750%, 11-15-23(G)		505	530
5.000%, 8-1-24(G)		752	783
Hadrian Merger Sub, Inc., 8.500%, 5-1-26(G)		789	746
Rede D’Or Finance S.a.r.l., 4.950%, 1-17-28		200	198
Tervita Escrow Corp., 7.625%, 12-1-21(G)		215	219

TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4-1-23(G)	645	609

		4,781

Thrifts & Mortgage Finance – 0.1%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(G)	510	479

Total Financials - 3.3%		16,010

Health Care
Health Care Equipment – 0.1%
Hologic, Inc.:
4.375%, 10-15-25(G)	183	185
4.625%, 2-1-28(G)	132	134

		319

Health Care Facilities – 0.7%
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	97	97
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(G)	371	348
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(G)	1,751	1,834
Surgery Center Holdings, Inc., 10.000%, 4-15-27(G)	924	922

		3,201

Health Care Services – 0.2%
AMN Healthcare, Inc., 5.125%, 10-1-24(G)	383	391
IQVIA, Inc., 5.000%, 5-15-27(G)	250	258
Polaris Intermediate Corp., 8.500%, 12-1-22(G)	193	170

		819

Health Care Technology – 0.3%
Verscend Holding Corp., 9.750%, 8-15-26(G)	1,581	1,644

Life Sciences Tools & Services – 0.3%
Avantor, Inc., 9.000%, 10-1-25(G)	1,151	1,284

Pharmaceuticals – 0.7%
Advanz Pharma Corp., 8.000%, 9-6-24	72	70
Bausch Health Cos., Inc.:
6.125%, 4-15-25(G)	291	297
5.750%, 8-15-27(G)	242	254
Eagle Holding Co. II LLC (7.750% Cash or 7.750% PIK), 7.750%, 5-15-22(G)(J)	907	914
Par Pharmaceutical, Inc., 7.500%, 4-1-27(G)	557	547
Valeant Pharmaceuticals International, Inc.:
5.500%, 11-1-25(G)	209	218
9.000%, 12-15-25(G)	153	171
9.250%, 4-1-26(G)	441	493
8.500%, 1-31-27(G)	527	580

		3,544

Total Health Care - 2.3%		10,811

Industrials
Aerospace & Defense – 0.7%
TransDigm UK Holdings plc, 6.875%, 5-15-26	366	370
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	1,047	1,060
6.500%, 5-15-25	200	202

6.250%, 3-15-26(G)	1,097	1,148
6.375%, 6-15-26	202	204
7.500%, 3-15-27(G)	408	426

		3,410

Air Freight & Logistics – 0.3%
XPO Logistics, Inc., 6.750%, 8-15-24(G)	1,252	1,335

Building Products – 0.1%
JELD-WEN, Inc., 4.875%, 12-15-27(G)	113	109
Standard Industries, Inc., 4.750%, 1-15-28(G)	111	110

		219

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5-15-23(G)	665	590
KAR Auction Services, Inc., 5.125%, 6-1-25(G)	83	84
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	133	142

		816

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.:
5.625%, 5-1-22(G)	142	143
5.375%, 3-1-23(G)	786	778
7.000%, 6-1-26(G)	646	662
8.500%, 5-1-27(G)	144	155
Waste Pro USA, Inc., 5.500%, 2-15-26(G)	86	88

		1,826

Industrial Conglomerates – 0.0%
Koc Holding A.S., 5.250%, 3-15-23	200	196

Industrial Machinery – 0.0%
Apex Tool Group LLC and BC Mountain Finance, Inc., 9.000%, 2-15-23(G)	113	101

Marine Ports & Services – 0.0%
DP World Ltd., 6.850%, 7-2-37	200	251

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc., 9.250%, 5-15-23(G)	1,147	1,204

Total Industrials - 1.9%		9,358

Information Technology
Application Software – 0.8%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(G)	1,663	1,462
Orbcomm, Inc., 8.000%, 4-1-24(C)(G)	1,015	1,045
Riverbed Technology, Inc. and Project Homestake Merger Corp., 8.875%, 3-1-23(C)(G)	1,422	949
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(G)	380	394

		3,850

Data Processing & Outsourced Services – 0.3%
Italics Merger Sub, Inc., 7.125%, 7-15-23(G)	1,145	1,165
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(G)	206	216

Vantiv LLC and Vantiv Issuer Corp., 4.375%, 11-15-25(G)	391	406

		1,787

Electronic Equipment & Instruments – 0.0%
Itron, Inc., 5.000%, 1-15-26(G)	92	94

IT Consulting & Other Services – 0.5%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5-1-25(G)	121	120
NCR Escrow Corp.:
5.875%, 12-15-21	815	826
6.375%, 12-15-23	739	762
Open Text Corp., 5.625%, 1-15-23(G)	472	485
Pioneer Holding Corp., 9.000%, 11-1-22(G)	641	659

		2,852

Total Information Technology - 1.6%		8,583

Materials
Aluminum – 0.6%
Constellium N.V.:
5.750%, 5-15-24(G)	1,000	1,022
6.625%, 3-1-25(G)	816	847
5.875%, 2-15-26(G)	391	402
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(G)	335	351
5.875%, 9-30-26(G)	118	120

		2,742

Commodity Chemicals – 0.2%
NOVA Chemicals Corp.:
4.875%, 6-1-24(G)	508	526
5.250%, 6-1-27(G)	203	216

		742

Construction Materials – 0.3%
CEMEX S.A.B. de C.V., 5.700%, 1-11-25	400	416
Hillman Group, Inc. (The), 6.375%, 7-15-22(G)	1,120	994

		1,410

Copper – 0.0%
Southern Copper Corp., 5.250%, 11-8-42	200	219

Diversified Chemicals – 0.0%
Sasol Financing USA LLC (GTD by Sasol Ltd.), 6.500%, 9-27-28	200	224

Diversified Metals & Mining – 0.1%
Nexa Resources S.A., 5.375%, 5-4-27	200	210

Fertilizers & Agricultural Chemicals – 0.0%
Pinnacle Operating Corp., 9.000%, 5-15-23(G)	336	111

Gold – 0.0%
Gold Fields Orogen Holding Ltd., 6.125%, 5-15-29(G)	200	220

Metal & Glass Containers – 0.3%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9-15-23(J)	200	205
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1-31-23(C)(G)(J)	437	440
Greif, Inc., 6.500%, 3-1-27(G)	562	580

HudBay Minerals, Inc.:
7.250%, 1-15-23(G)	65	67
7.625%, 1-15-25(G)	98	101

		1,393

Paper Packaging – 0.0%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7-15-23(G)	60	61

Paper Products – 0.3%
American Greetings Corp., 8.750%, 4-15-25(G)	970	897
Suzano Austria GmbH, 6.000%, 1-15-29(G)	400	436

		1,333

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4-15-25(G)	200	202
Valvoline Finco Two LLC, 5.500%, 7-15-24	350	362

		564

Steel – 0.1%
EVRAZ plc, 5.250%, 4-2-24(G)	200	208
Gerdau Trade, Inc. (GTD by Gerdau S.A., Gerdau Acominas S.A., Gerdau Acos Longos S.A. and Gerdau Acos Especiais S.A.), 4.875%, 10-24-27	200	209

		417

Total Materials - 2.0%		9,646

Real Estate
Diversified Real Estate Activities – 0.0%
Shimao Property Holdings Ltd., 6.375%, 10-15-21	200	209

Diversified REITs – 0.0%
Fibra Uno Administracion S.A. de C.V., 5.250%, 1-30-26	200	209

Industrial REITs – 0.2%
Avolon Holdings Funding Ltd., 5.250%, 5-15-24(G)	249	265
Park Aerospace Holdings Ltd., 4.500%, 3-15-23(G)	372	385

		650

Real Estate Development – 0.0%
Country Garden Holdings Co. Ltd., 7.125%, 1-27-22	200	211

Total Real Estate - 0.2%		1,279

Utilities
Electric Utilities – 0.2%
Eskom Holdings SOC Ltd. (GTD by Government of the Republic of South Africa), 6.350%, 8-10-28	200	216
Israel Electric Corp. Ltd., 5.000%, 11-12-24	200	216

		432

Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible, 4.000%, 7-15-20	452	456

Renewable Electricity – 0.1%
Clearway Energy Operating LLC, 5.750%, 10-15-25(G)	369	374
NRG Yield Operating LLC, 5.000%, 9-15-26	366	356

		730

Total Utilities - 0.4%		1,618

TOTAL CORPORATE DEBT SECURITIES – 25.8%		$125,496

(Cost: $128,420)

MORTGAGE-BACKED SECURITIES
Other Mortgage-Backed Securities - 0.8%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps), 8.597%, 10-15-27(G)(H)	700	681
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps), 7.697%, 7-15-27(G)(H)	250	243
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps), 6.494%, 4-15-35(G)(H)	600	605
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps), 8.132%, 1-28-30(G)(H)	250	228
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps), 5.254%, 2-25-23(G)(H)	2,100	2,103

		3,860

TOTAL MORTGAGE-BACKED SECURITIES – 0.8%		$3,860

(Cost: $3,898)

OTHER GOVERNMENT SECURITIES(M)
Russia - 0.0%
Russia Government Bond, 5.100%, 3-28-35 (G)	200	217

Turkey - 0.0%
Turkey Government Bond, 7.000%, 6-5-20	200	205

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%		$422

(Cost: $404)

Communication Services
Advertising – 0.1%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.580%, 7-25-21	388	353
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 8.830%, 7-25-22	375	294

		647

Alternative Carriers – 0.1%
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps), 4.652%, 2-22-24		280	278

Broadcasting – 0.2%
Nexstar Broadcasting, Inc., 0.000%, 6-20-26(N)		250	249
Univision Communications, Inc. (ICE LIBOR plus 275 bps), 5.152%, 3-15-24		378	359

			608

Cable & Satellite – 0.2%
Charter Communications Operating LLC (ICE LIBOR plus 200 bps), 4.330%, 4-30-25		246	246
CSC Holdings LLC (ICE LIBOR plus 225 bps), 4.644%, 7-17-25		279	275
DHX Media Ltd. (ICE LIBOR plus 375 bps):
6.144%, 12-22-23(D)		1	1
6.189%, 12-29-23(D)		110	107
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.894%, 1-7-22(D)		16	16

			645

Integrated Telecommunication Services – 0.6%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
5.152%, 9-30-22		468	467
5.152%, 1-31-25		541	527
Unitymedia GmbH (3-Month EURIBOR plus 275 bps), 2.750%, 1-15-27 (I)	EUR	458	521
West Corp., 0.000%, 10-10-24(N)		$202	188
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.522%, 10-10-24		1,355	1,263

			2,966

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps), 6.830%, 8-31-25		191	191

Wireless Telecommunication Service – 0.0%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 5.780%, 5-27-24		145	126

Total Communication Services - 1.3%			5,461

Consumer Discretionary
Apparel Retail – 0.3%
Neiman Marcus Group Ltd., Inc. (3-Month ICE LIBOR plus 325 bps), 8.421%, 10-25-20		341	292
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps), 0.000%, 10-25-20(N)		28	24
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 9.439%, 11-28-22(D)		872	841
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(D)		132	124

			1,281

Auto Parts & Equipment – 0.1%
Rough Country LLC (ICE LIBOR plus 375 bps), 6.152%, 5-25-23(D)	236	231

Casinos & Gaming – 0.3%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps), 7.645%, 11-9-19	800	805
GVC Holdings plc (ICE LIBOR plus 250 bps), 4.652%, 3-16-24	247	246
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps):
4.402%, 10-19-23	92	91
4.652%, 10-15-25	155	154

		1,296

Department Stores – 0.1%
Belk, Inc. (ICE LIBOR plus 475 bps), 7.285%, 12-10-22	346	279

Education Services – 0.1%
BARBRI, Inc. (ICE LIBOR plus 425 bps), 6.690%, 12-1-23	223	219

Hotels, Resorts & Cruise Lines – 0.7%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps), 8.412%, 5-9-20	187	186
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps), 7.395%, 8-9-19	150	150
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps), 8.895%, 2-9-20	1,700	1,712
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps), 7.652%, 6-8-25	198	193
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps), 8.412%, 5-9-20	642	640
Travel Leaders Group LLC (ICE LIBOR plus 400 bps), 6.383%, 1-25-24	569	570

		3,451

Housewares & Specialties – 0.1%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.402%, 5-15-23	697	655

Leisure Facilities – 0.1%
United PF Holdings LLC, 0.000%, 6-14-26(N)	53	54
United PF Holdings LLC (ICE LIBOR plus 450 bps), 6.901%, 6-10-26	391	390

		444

Restaurants – 0.1%
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.939%, 4-18-25	572	339

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 600 bps), 8.902%, 8-4-25		666	675
frontdoor, Inc. (ICE LIBOR plus 250 bps), 4.938%, 8-16-25		248	247

			922

Specialty Stores – 0.7%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 7.592%, 10-16-23		449	403
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 11.842%, 5-21-24		671	587
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps), 5.833%, 1-26-23		223	172
PetSmart, Inc., 0.000%, 3-11-22(N)		35	34
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps), 6.670%, 3-11-22		1,329	1,292
Staples, Inc. (ICE LIBOR plus 500 bps), 7.601%, 7-12-26		931	892

			3,380

Textiles – 0.1%
SIWF Holdings, Inc., 0.000%, 6-15-25(D)(N)		60	60
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.654%, 6-15-25(D)		639	632

			692

Tires & Rubber – 0.0%
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps):
7.144%, 4-4-25		146	144
7.152%, 4-4-25		102	100

			244

Total Consumer Discretionary - 2.9%			13,433

Consumer Staples
Hypermarkets & Super Centers – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.135%, 10-22-25		223	223

Packaged Foods & Meats – 0.0%
Post Holdings, Inc. (ICE LIBOR plus 225 bps), 4.404%, 5-24-24		169	168

Personal Products – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps), 3.250%, 8-13-22 (I)	EUR	313	292

Tobacco – 0.0%
Prestige Brands, Inc. (ICE LIBOR plus 200 bps), 4.402%, 1-26-24		$155	154

Total Consumer Staples - 0.2%			837

Energy
Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 8.272%, 3-28-22		1,168	948
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 10.660%, 3-15-22(D)		185	185

Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(D)(J)		440	357

			1,490

Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps), 9.080%, 3-21-23		493	369

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 12.777%, 12-31-21		435	441
California Resources Corp. (ICE LIBOR plus 475 bps), 7.152%, 12-31-22		323	308

			749

Oil & Gas Refining & Marketing – 0.1%
EG America LLC (ICE LIBOR plus 400 bps), 6.330%, 2-5-25		293	288

Oil & Gas Storage & Transportation – 0.5%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 13.272%, 2-16-21		200	188
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 8.272%, 8-12-20		722	707
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.410%, 3-1-26		900	884
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps), 6.404%, 5-8-26		348	345

			2,124

Total Energy - 1.2%			5,020

Financials
Asset Management & Custody Banks – 0.3%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 9.144%, 7-20-26		689	691
HarbourVest Partners LLC (ICE LIBOR plus 225 bps), 4.745%, 3-1-25		228	225
Jade Germany GmbH (3-Month EURIBOR plus 475 bps), 5.750%, 5-31-23 (I)	EUR	490	511

			1,427

Financial Exchanges & Data – 0.2%
Financial & Risk U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps), 4.000%, 10-1-25 (I)		249	282
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps), 5.830%, 4-3-25		$557	556

			838

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 300 bps), 5.402%, 1-8-24		420	408

Investment Banking & Brokerage – 0.2%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps), 6.651%, 11-21-24		278	269
Jane Street Group LLC (ICE LIBOR plus 300 bps), 5.402%, 8-25-22		832	826

			1,095

Other Diversified Financial Services – 0.1%
AqGen Ascensus, Inc., 0.000%, 12-3-22(N)		41	41
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps), 6.200%, 12-3-22		331	331

			372

Property & Casualty Insurance – 0.4%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps), 5.404%, 5-10-25		36	35
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.902%, 2-28-25		1,712	1,658

			1,693

Specialized Finance – 0.5%
Auris Luxembourg III S.a.r.l. (3-Month EURIBOR plus 400 bps), 4.000%, 2-21-26(I)	EUR	475	545
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps), 4.750%, 10-31-25 (I)		213	239
Capri Acquisitions Bidco Ltd. (3-Month EURIBOR plus 325 bps), 3.250%, 11-30-24 (I)		300	340
MA FinanceCo. LLC (ICE LIBOR plus 275 bps), 4.902%, 6-21-24		$47	46
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 10.902%, 2-28-26		502	492
Ziggo Secured Finance B.V. (3-Month EURIBOR plus 300 bps), 3.000%, 4-15-25 (I)	EUR	250	284

			1,946

Total Financials - 1.8%			7,779

Health Care
Biotechnology – 0.1%
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps), 4.000%, 6-14-24 (I)		500	571

Health Care Equipment – 0.2%
Exactech, Inc. (ICE LIBOR plus 375 bps), 6.152%, 2-14-25		$247	246
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 12.160%, 10-1-25(D)		107	97
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps), 7.333%, 8-28-22		246	234
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps), 6.152%, 11-2-24		247	246

			823

Health Care Facilities – 0.7%
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps), 5.904%, 5-10-23		—	*	—	*
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps), 7.404%, 5-15-25		248		228
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps), 7.080%, 10-4-24		246		245
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps), 6.188%, 7-2-25		1,251		1,251
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps), 11.500%, 7-2-26		322		325
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.904%, 11-16-25		1,034		1,027
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps), 5.152%, 2-6-24(D)		187		166

				3,242

Health Care Services – 0.8%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps), 6.024%, 4-4-25 (I)	GBP	500		614
Envision Healthcare Corp. (ICE LIBOR plus 375 bps), 6.152%, 10-10-25		$249		219
Hanger, Inc. (ICE LIBOR plus 350 bps), 5.902%, 3-6-25		247		247
Heartland Dental LLC, 0.000%, 4-30-25(N)		15		14
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.152%, 4-30-25		680		643
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.580%, 3-9-25(D)		166		165
6.745%, 3-17-25(D)		10		10
6.851%, 3-17-25(D)		33		32
U.S. Renal Care, Inc., 0.000%, 6-14-26(N)		1,617		1,585
Unilabs Diagnostics AB (3-Month EURIBOR plus 300 bps), 3.000%, 4-30-24 (I)	EUR	250		280

				3,809

Health Care Supplies – 0.1%
HomeVi SAS, 0.000%, 10-30-24(I)(N)		500		566

Health Care Technology – 0.4%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps), 6.813%, 10-20-23		$341		322
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 6.902%, 8-27-25		1,509		1,508

				1,830

Life Sciences Tools & Services – 0.0%
Syneos Health, Inc. (ICE LIBOR plus 200 bps), 4.402%, 8-1-24		153		152

Pharmaceuticals – 0.3%
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps), 5.938%, 5-4-25		247	245
Concordia International Corp. (ICE LIBOR plus 550 bps), 7.911%, 9-6-24		197	189
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 400 bps), 4.000%, 8-21-24 (I)	EUR	250	286
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps), 5.652%, 8-31-24(D)		$246	241

			961

Total Health Care - 2.6%			11,954

Industrials
Aerospace & Defense – 0.2%
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps), 5.902%, 1-22-25		246	239
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps), 7.566%, 9-8-23(D)		340	306

			545

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps), 5.652%, 7-31-22		535	531

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.402%, 5-10-25		1,437	1,413

Diversified Support Services – 0.5%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps), 6.080%, 12-6-24(D)		246	245
Diamond (BC) B.V. (ICE LIBOR plus 300 bps), 5.583%, 9-6-24		246	216
Packers Holdings LLC (ICE LIBOR plus 325 bps), 5.318%, 12-4-24		258	254
PT Holdings LLC (ICE LIBOR plus 400 bps), 6.330%, 12-7-24		450	434
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps), 4.152%, 10-31-25		248	248
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 10.189%, 8-25-25		570	557

			1,954

Environmental & Facilities Services – 0.0%
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps), 6.329%, 11-1-24(D)		246	219

Highways & Railtracks – 0.2%
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps), 5.277%, 6-5-20		728	733

Industrial Conglomerates – 0.3%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.902%, 10-20-22(D)		1,131	1,144
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.830%, 10-20-23		122	119
Zebra Technologies Corp. (ICE LIBOR plus 175 bps), 4.181%, 10-27-21		199	199

			1,462

Industrial Machinery – 0.1%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.830%, 1-30-23		554	543

Research & Consulting Services – 0.1%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps), 7.910%, 6-8-25(D)		185	186
Red Ventures LLC, 0.000%, 11-8-24(N)		47	46
Red Ventures LLC (ICE LIBOR plus 400 bps), 5.402%, 11-8-24		248	247

			479

Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
6.020%, 5-26-24		230	228
8.000%, 5-26-24		1	1

			229

Trucking – 0.1%
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps), 10.902%, 7-26-22		452	444

Total Industrials - 1.9%			8,552

Information Technology
Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.330%, 9-19-25		334	337
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps), 6.402%, 10-31-24		268	267
Infor (U.S.), Inc. (3-Month EURIBOR plus 225 bps), 4.580%, 2-1-22 (I)	EUR	250	284
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 9.402%, 5-15-23(D)		$82	81
Mitchell International, Inc. (ICE LIBOR plus 325 bps), 5.652%, 12-1-24		87	82
Mitchell International, Inc. (ICE LIBOR plus 725 bps), 9.652%, 11-30-25		208	200
Riverbed Technology, Inc., 0.000%, 4-24-22(N)		329	283
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps), 5.660%, 4-24-22		82	71
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps), 4.902%, 6-21-24		315	308
VF Holding Corp. (ICE LIBOR plus 325 bps), 5.652%, 7-2-25		283	272

Wall Street Systems Holdings, Inc. (ICE LIBOR plus 425 bps), 7.402%, 11-21-24(D)		250	248

			2,433

Communications Equipment – 0.1%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 6.939%, 11-30-25		317	302
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 11.189%, 11-30-26		299	262

			564

Data Processing & Outsourced Services – 0.4%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 9.670%, 5-1-25		377	326
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps), 6.152%, 5-21-25(D)		533	525
Navicure, Inc. (ICE LIBOR plus 375 bps), 6.152%, 11-1-24		246	244
Output Services Group, Inc. (ICE LIBOR plus 425 bps), 6.652%, 3-27-24(D)		247	221

			1,316

IT Consulting & Other Services – 0.2%
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps), 5.830%, 8-1-24		246	225
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps), 6.901%, 7-13-20		267	255

			480

Systems Software – 0.1%
Park Place Technologies LLC (ICE LIBOR plus 400 bps), 6.402%, 3-29-25		248	245

Total Information Technology - 1.3%			5,038

Materials
Commodity Chemicals – 0.1%
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps), 7.160%, 3-2-23(D)		506	502

Construction Materials – 0.2%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps), 7.652%, 4-5-24		171	166
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.402%, 5-31-25		713	686

			852

Metal & Glass Containers – 0.1%
Berry Global, Inc., 0.000%, 5-17-26(I)(N)	EUR	250	285

Paper Packaging – 0.0%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps), 6.330%, 7-11-24		$1	1

Specialty Chemicals – 0.2%
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps), 6.581%, 7-11-24		347	345

Starfruit U.S. Holdco LLC (ICE LIBOR plus 325 bps), 5.669%, 10-1-25		250	246
Styrolution Group GmbH (ICE LIBOR plus 375 bps), 4.330%, 9-30-21		212	210
Univar, Inc. (3-Month EURIBOR plus 275 bps), 2.750%, 7-1-24(I)	EUR	206	235

			1,036

Total Materials - 0.6%			2,676

Real Estate
Industrial REITs – 0.1%
Terra Millennium Corp. (ICE LIBOR plus 625 bps), 9.188%, 10-31-22(D)		$493	483

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 8.190%, 1-1-22		859	869

Total Real Estate - 0.3%			1,352

TOTAL LOANS – 14.1%			$62,102

(Cost: $64,314)

SHORT-TERM SECURITIES
Commercial Paper(O) - 7.4%
Ecolab, Inc., 3.020%, 7-10-19		5,000	4,996
J.M. Smucker Co. (The), 2.501%, 7-1-19		3,361	3,360
McCormick & Co., Inc., 3.100%, 7-11-19		5,000	4,995
Mondelez International, Inc., 3.010%, 7-10-19		5,000	4,996
Sonoco Products Co., 2.531%, 7-1-19		2,461	2,461
UnitedHealth Group, Inc.:
2.481%, 7-3-19		8,500	8,497
2.780%, 7-18-19		5,868	5,860

			35,165

Master Note - 4.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(P)		20,773	20,773

	Shares
Money Market Funds - 1.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (Q)(R)		6,776	6,776

TOTAL SHORT-TERM SECURITIES – 13.2%			$62,714

(Cost: $62,721)

TOTAL INVESTMENT SECURITIES – 101.8%			$483,461

(Cost: $467,779)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8)%			(8,715)

NET ASSETS – 100.0%			$474,746

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of securities with an aggregate value of $3,656 are on loan.
(D)	Securities whose value was determined using significant unobservable inputs.
(E)	Restricted securities. At June 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC	3-10-17	233	$106	$18
Targa Resources Corp., 9.500%	10-24-17	1	1,415	1,373

			$1,521	$1,391

The total value of these securities represented 0.3% of net assets at June 30, 2019.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $114,873 or 24.2% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Rate shown is the yield to maturity at June 30, 2019.
(P)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(Q)	Investment made with cash collateral received from securities on loan.
(R)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following over the counter credit default swaps - buy protection(1) were outstanding at June 30, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-22	28	$8	$12	$(4)
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-19	17	1	1	—
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	6-20-24	67	27	28	(1)
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-22	139	42	50	(8)

					$78	$91	$(13)

The following over the counter credit default swaps - sold protection(3) were outstanding at June 30, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	23.574%	5	$(1)	$(1)	$—
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	23.574	28	(4)	(4)	—
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	23.574	16	(3)	(2)	(1)
K Hovnanian Enterprises, Inc.	Goldman Sachs International	5.000%	12-20-19	24.120	12	(1)	(1)	—
K Hovnanian Enterprises, Inc.	Goldman Sachs International	5.000%	12-20-19	24.120	5	— *	— *	— *

						$(9)	$(8)	$(1)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	2,030	U.S. Dollar	2,596	9-30-19	JPMorgan Securities LLC	$8	$—
Euro	600	U.S. Dollar	688	9-30-19	JPMorgan Securities LLC	1	—
Euro	5,382	U.S. Dollar	6,973	9-30-21	JPMorgan Securities LLC	511	—
Euro	329	U.S. Dollar	372	7-5-19	Morgan Stanley International	—	2

						$520	$2

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,486	$3,271	$—
Consumer Discretionary	2,703	3,891	—
Consumer Staples	11,485	16,907	—
Energy	7,296	18,838	105
Financials	12,968	21,738	—
Health Care	5,881	8,676	—
Industrials	12,005	9,004	—
Information Technology	2,729	10,641	—
Materials	2,152	5,458	—

Real Estate	24,935	17,495		—
Utilities	3,512	9,731		—

Total Common Stocks	$90,152	$125,650		$105
Investment Funds	1,831	—		—
Preferred Stocks	—	1,373		18
Warrants	—	—	*	—
Asset-Backed Securities	—	9,738		—
Corporate Debt Securities	—	125,496		—
Mortgage-Backed Securities	—	3,860		—
Other Government Securities	—	422		—
Loans	—	55,084		7,018
Short-Term Securities	6,776	55,938		—

Total	$98,759	$377,561		$7,141

Over the Counter Credit Default Swaps	$27	$51		$—
Forward Foreign Currency Contracts	$—	$520		$—

Liabilities
Over the Counter Credit Default Swaps	$—	$9		$—
Forward Foreign Currency Contracts	$—	$2		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-18	$61	$130	$11,506
Net realized gain (loss)	—	—	60
Net change in unrealized appreciation (depreciation)	44	(112)	(889)
Purchases	—	—	2,696
Sales	—	—	(4,259)
Amortization/Accretion of premium/discount	—	—	(15)
Transfers into Level 3 during the period	—	—	2,908
Transfers out of Level 3 during the period	—	—	(4,989)

Ending Balance 6-30-19	$105	$18	$7,018

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-19	$44	$(112)	$(708)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-19		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$—	*	Net asset approach	Adjusted book value multiple	0x
	105		Third-party valuation service	Broker quote	N/A

Preferred Stocks	$18		Market comparable approach	Adjusted EBITDA multiple	9.69x
				Illiquidity discount	10%
			Option pricing model	Volatility	9.88%

Loans	7,018		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$467,779

Gross unrealized appreciation	32,806
Gross unrealized depreciation	(17,124)

Net unrealized appreciation	$15,682